Stock-based Compensation - Stock-Based Compensation Costs (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 2,752	$ 3,709	$ 5,571	$ 8,092		$ 29,300	$ 13,515	$ 23,493	$ 29,324
Amount capitalized to software development	257	296	613	594	[1]		1,386	1,667	1,099
Total stock-based compensation cost	3,009	4,005	6,184	8,686			14,901	25,160	30,423
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	385	696	765	1,593			2,706	6,358	6,021
Product development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	971	1,114	1,826	2,282			4,170	5,260	5,103
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,396	$ 1,899	$ 2,980	$ 4,217			$ 6,639	$ 11,875	$ 18,200

[1]	For the six months ended June 30, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.